Trade Accounts Receivable (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Receivable
Total amount presented of controversial portion of colider HPP	R$ 119,665
Weighted average discount rate	1.28%	1.22%